NON-CONTROLLING INTEREST	9 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTEREST [Abstract]
NON-CONTROLLING INTEREST

NOTE 12 - NON-CONTROLLING INTEREST

Non-controlling interest consisted of the following:

	Contributed and
	additional		Other	Total
	paid-in	Earnings and	Comprehensive	non-controlling
	capital	losses	Income	interest
Balance at March 31, 2012	$-	$-	$-	$-
Current period earnings and losses	-	(97,338)	-	(97,338)

Balance at December 31, 2012	$-	$(97,338)	$-	$(97,338)